FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Exchange rate risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 2,601,027		R$ 3,199,751
Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (8,031,354)	$ (1,439,182)
USD
Foreign exchange rates
Assumed foreign exchange rate	5.58	5.58
USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (6,644,884)	$ (1,190,731)
USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	688,883	123,445
USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 697,587	$ 125,006
EURO
Foreign exchange rates
Assumed foreign exchange rate	6.32	6.32
EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (288,187)	$ (45,592)
EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(288,187)	$ (45,592)
Scenario I - Likely | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(239,972)
Scenario I - Likely | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (272,726)
Scenario I - Likely | USD
Foreign exchange rates
Assumed foreign exchange rate	5.77	5.77
Scenario I - Likely | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (225,633)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	23,395
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 23,698
Scenario I - Likely | EURO
Foreign exchange rates
Assumed foreign exchange rate	6.64	6.64
Scenario I - Likely | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (14,339)
Scenario I - Likely | EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(14,339)
Scenario (25%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(2,033,233)
Scenario (25%) | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (2,348,746)
Scenario (25%) | USD
Foreign exchange rates
Assumed foreign exchange rate	7.21	7.21
Scenario (25%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (1,943,263)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	201,464
Scenario (25%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 204,019
Scenario (25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	8.29	8.29
Scenario (25%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (89,970)
Scenario (25%) | EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(89,970)
Scenario (50%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(3,826,495)
Scenario (50%) | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (4,424,766)
Scenario (50%) | USD
Foreign exchange rates
Assumed foreign exchange rate	8.66	8.66
Scenario (50%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (3,660,893)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	379,533
Scenario (50%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 384,340
Scenario (50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	9.95	9.95
Scenario (50%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (165,602)
Scenario (50%) | EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (165,602)